Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2025 Fund - Fidelity Freedom 2025 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665